Rights of Use (Tables)	12 Months Ended
Dec. 31, 2023
Rights of Use [Abstract]
Schedule of Movements of Rights of Use
The movement of rights of use in 2023 and 2022 is as follows:

2023
Millions of euros	Balance at 12/31/2022	Additions	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2023
Rights of use on land and natural properties	885	194	(231)	(10)	—	(4)	834
Rights of use on buildings	4,130	1,345	(1,172)	(95)	1	78	4,287
Rights of use on plant and machinery	3,037	752	(686)	(26)	3	—	3,080
Other rights of use	227	100	(70)	(2)	(6)	(2)	247
Total of rights of use	8,279	2,391	(2,159)	(133)	(2)	72	8,448

2022
Millions of euros	Balance at 12/31/2021	Additions	Amortization	Disposals	Business combinations	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2022
Rights of use on land and natural properties	793	367	(279)	(7)	—	(15)	26	885
Rights of use on buildings	3,561	1,402	(1,139)	(29)	110	(11)	236	4,130
Rights of use on plant and machinery	3,024	596	(574)	(19)	—	(5)	15	3,037
Other rights of use	201	83	(72)	(2)	1	11	5	227
Total of rights of use	7,579	2,448	(2,064)	(57)	111	(20)	282	8,279

Schedule of Gross Cost, Accumulated Depreciation and Impairment Losses of Rights of Use
The gross cost and accumulated depreciation of the rights of use at December 31, 2023 and 2022 are as follows:

Balance at December 31, 2023
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	2,051	(1,217)	834
Rights of use on buildings	9,411	(5,124)	4,287
Rights of use on plant and machinery	5,250	(2,170)	3,080
Other rights of use	498	(251)	247
Total of rights of use	17,210	(8,762)	8,448

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,923	(1,038)	885
Rights of use on buildings	8,053	(3,923)	4,130
Rights of use on plant and machinery	4,560	(1,523)	3,037
Other rights of use	469	(242)	227
Total of rights of use	15,005	(6,726)	8,279

Schedule of Expenses Related to Leases and Income from Subleasing Right-of-Use Assets
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2023 and 2022 are as follows:

Millions of euros	2023	2022
Short-term leases included in operating results as supplies	73	79
Variable lease payments not included in the measurement of lease liabilities	14	17
Total expenses as supplies	87	96
Short-term leases included in external services	45	52
Leases of low-value assets included in external services	7	8
Variable lease payments not included in the measurement of lease liabilities	16	26
Total expenses as external services (Note 26)	68	86
Total lease expenses	155	182